BORROWING, FINANCING AND DEBENTURES - Additional Information (Detail) £ in Thousands, R$ in Thousands, $ in Thousands, € in Millions								1 Months Ended	12 Months Ended
	May 21, 2021 BRL (R$)	May 21, 2021 USD ($)	May 04, 2021 BRL (R$)	Apr. 23, 2021 GBP (£)	Jul. 22, 2019 BRL (R$) shares Debentures	Sep. 21, 2018 BRL (R$) shares	Sep. 28, 2017 USD ($) shares	Sep. 30, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 USD ($)	May 21, 2021 USD ($)	May 04, 2021 USD ($)	Apr. 23, 2021 BRL (R$)	Apr. 15, 2021 BRL (R$)	Mar. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares							260,000
New borrowings and financing										R$ 6,425,565	[1]		R$ 1,354,765	R$ 5,346,145
Measurement period of earnings before interest, taxes, depreciation, and amortization in financial covenants									12 months	12 months		12 months
Unsecured Debt [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount										R$ 1,205,862					$ 216,085
Annual percentage interest rate										8.45%					8.45%
Unsecured Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount					R$ 1,576,450	R$ 1,000,000	$ 2,600,000
Number Of Debentures Issued					157,645	100,000
Nominal Unit Value					R$ 10
Interest Costs										R$ 3,096			R$ 3,888
Debt Issuance Cost										6,371												R$ 9,466
Unsecured Debentures Due on March 16, 2020 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures										92,820
Settlement of debentures										92,820
Unsecured Debentures Due on September 25, 2020 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares							77,273
Borrowings Maturity							September 25, 2020
Borrowings Interest Rate Basis							CDI rate + 1.4% p.a.
Repayments Of Debentures										664,090
Settlement of debentures										664,090
Unsecured Debentures Due on September 25, 2021 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures										382,960
Settlement of debentures										382,960
Unsecured Debentures Due on September 25, 2021 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares							182,727
Borrowings Maturity							September 25, 2021
Borrowings Interest Rate Basis							CDI rate + 1.75% p.a.
Unsecured Debentures Due August 14, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures										400,000
Amortization Of Borrowings						R$ 1,000,000,000
Settlement of debentures										400,000
Unsecured Debentures Due September 21, 2020 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares						38,904
Borrowings Adjustment To Interest Rate Basis						109.50%
Borrowings Maturity						September 21, 2020
Unsecured Debentures Due September 21, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures								R$ 308,000
Settlement of debentures								308,000
Unsecured Debentures Due September 21, 2021 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares						30,831
Borrowings Adjustment To Interest Rate Basis						110.50%
Borrowings Maturity						September 21, 2021
Unsecured Debentures Due September 21, 2022 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares						30,265
Borrowings Adjustment To Interest Rate Basis						112.00%
Borrowings Maturity						September 21, 2022
Unsecured Debentures Due September 28, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures								1,827		1,827,000
Settlement of debentures								R$ 1,827		1,827,000
Unsecured Debentures Due August 26, 2024 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares					40,000
Borrowings Adjustment To Interest Rate Basis					1.00%
Borrowings Maturity					August 26, 2024
Borrowings Interest Rate Basis					100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1%
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares					9,570
Borrowings Adjustment To Interest Rate Basis					1.15%
Borrowings Maturity					August 26, 2024
Borrowings Interest Rate Basis					100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15%
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares					68,623
Borrowings Adjustment To Interest Rate Basis					1.15%
Borrowings Maturity					August 26, 2024
Borrowings Interest Rate Basis					100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15%
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Four [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares					39,452
Borrowings Adjustment To Interest Rate Basis					1.15%
Borrowings Maturity					August 26, 2024
Borrowings Interest Rate Basis					100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15%
Promissory notes [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount																			R$ 500,000
Promissory notes [member] | Tranche One [Member] | Series One [Member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures	R$ 4,000,000	$ 750,000
Settlement of debentures	4,000,000	$ 750,000
Promissory notes [member] | Natura Cosmticos SA [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	R$ 4,000,000															$ 750,000			R$ 250,000
Working capital loan [member] | Operations The Body Shop [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Maximum Borrowing Capacity				£ 100,000														R$ 742,000		£ 70,000	£ 70,000	R$ 500,835
Borrowings Interest Rate Basis				Sonia rate + 2.9% per annum									Sonia + 2%
New borrowings and financing									€ 100	742,000
ESG debt securities (“Notes ESG”)
Disclosure of detailed information about borrowings [line items]
New borrowings and financing										5,600,000		$ 1,000,000
ESG debt securities (“Notes ESG”) | Natura Cosmticos SA [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount			R$ 5,600,000														$ 1,000,000
Borrowings Maturity			May 3, 2028
Notes Issuance Costs										9,777
Deferred Notes Issuance Costs										R$ 94,300
Annual percentage interest rate			4.125%														4.125%
Target Percentage Of Reduction In Greenhouse Gas Emission									13.00%	13.00%		13.00%
Target Percentage Of Recycledplastic Use In Packaging									25.00%	25.00%		25.00%

[1]	New borrowing and financing raised within the year ended December 31, 2021 basically refer to the offer carried out by the Company of the notes linked to the sustainability goals in the amount of USD 1 billion, approximately R$5.6 billion (see note 20.1.iv) and the new credit facility in the amount of one hundred million pounds (£100 million), approximately R$742 million, obtained by subsidiary The Body Shop (see note 20.1.iii).